Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 307,348	$ 329,183
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,436	41,390
Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	95,922	103,304
Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,583	25,052
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,418	3,080
Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	87,523	94,032
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	45,231	48,517
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,623	12,986
Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	612	822
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	302,631	319,703
Performing [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,232	40,953
Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	94,858	100,272
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	15,946	22,107
Performing [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,418	3,080
Performing [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	85,959	91,525
Performing [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	44,983	47,959
Performing [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	9,623	12,985
Performing [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	612	822
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,717	9,480
Non-Performing [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	204	437
Non-Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,064	3,032
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,637	2,945
Non-Performing [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,564	2,507
Non-Performing [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	248	558
Non-Performing [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 1